Natural and environmental resources (Tables)	6 Months Ended
Jun. 30, 2021
Natural and environmental resources
Schedule of detailed information about natural and environmental

	Oil and gas	Asset retirement	Exploration and
	investments	cost	evaluation	Total
Cost
Balance as of December 31, 2020	65,367,278	7,231,851	8,867,894	81,467,023
Additions /capitalizations (1)	1,320,790	268,342	1,277,658	2,866,790
Decrease in abandonment costs (Note 20)	—	(36,272)	—	(36,272)
Disposals	(2,910)	—	(4,924)	(7,834)
Disposals of exploratory assets and dry wells (2)	—	—	(170,204)	(170,204)
Capitalized financial interests	41,235	—	14,436	55,671
Exchange differences capitalized	1,239	—	434	1,673
Foreign currency translation	1,104,483	54,156	580,513	1,739,152
Reclassifications/transfers	209,981	1,309	11,865	223,155
Balance as of June 30, 2021 (Unaudited)	68,042,096	7,519,386	10,577,672	86,139,154

Accumulated amortization
Balance as of December 31, 2020	(46,106,147)	(2,981,449)	(445,268)	(49,532,864)
Amortization expense	(1,675,973)	(735,839)	—	(2,411,812)
Disposals	325	—	—	325
Foreign currency translation	(788,135)	(23,432)	—	(811,567)
Reclassifications/transfers	(256,321)	—	109,054	(147,267)
Balance as of June 30, 2021 (Unaudited)	(48,826,251)	(3,740,720)	(336,214)	(52,903,185)

Balance as of December 31, 2020	19,261,131	4,250,402	8,422,626	31,934,159
Balance as of June 30, 2021 (Unaudited)	19,215,845	3,778,666	10,241,458	33,235,969

(1)	It mainly includes a) Ecopetrol Permian COP$1,108,482 for investments made in drilling of wells and construction of facilities executed in Rodeo, b) Ecopetrol S.A. COP$1,478,731 mainly Cantagallo, Casabe, Castilla, Chichimene and Rubiales fields and c) Hocol COP$188,752 mainly in Mamey-3, Pintado, Pozo Toldado, SN-8, Rc7 Pozo Basari y Ocelote wells.
(2)	It mainly includes the Moyote well by Ecopetrol México for COP$97,412 and Ecopetrol S.A. mainly includes the Aguas Blancas, Alqamari-1 and Nafta-1 wells for COP$29,650, Hocol Chacha 2 well for COP$ 10,864 and from Ecopetrol America the Silverback # 1 well for COP$ 4,275. Additionally, for Hocol includes exploratory and capitalized project expenses for COP$ 28,335.